Schedule of Deferred Tax Assets and Liabilities (Details)	12 Months Ended
Dec. 31, 2011
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 1	(224,739)
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 2	(17,280)
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 3	1,611,391
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 4	1,675,192
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 5	1,229,724
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 6	1,063,043
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 7	(2,616,376)
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 8	(2,720,955)
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 9	0
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 10	0